CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, at beginning at Mar. 31, 2013	$ 90	$ 184	$ 18,686,258	$ (31,541,829)	$ (12,855,297)
Balance, at beginning (in shares) at Mar. 31, 2013	9,000,051	18,414,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversions of debt to common stock		$ 1,633	703,163		704,796
Conversions of debt to common stock (in shares)		163,299,588
Issuance of stock options			26,997		26,997
Net loss				$ (212,015)	(212,015)
Balance, at end at Mar. 31, 2014	$ 90	$ 1,817	19,416,418	$ (31,753,844)	(12,335,519)
Balance, at end (in shares) at Mar. 31, 2014	9,000,051	181,714,134
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversions of debt to common stock		$ 9,795	414,737		424,532
Conversions of debt to common stock (in shares)		979,479,228
Issuance of warrants			(518)		(518)
Net loss				$ (5,030,873)	(5,030,873)
Balance, at end at Mar. 31, 2015	$ 90	$ 11,612	$ 19,830,637	$ (36,784,717)	$ (16,942,378)
Balance, at end (in shares) at Mar. 31, 2015	9,000,051	1,161,193,362